Equity (Schedule of Outstanding Common Shares) (Details)		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 22, 2024 shares	Apr. 30, 2024 USD ($) shares	Mar. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2025 USD ($) Vote shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
Equity
Stock awards			200,000	200,000	500,000
Treasury Stock Purchased, Shares	(4,369,181)	(4,500,000)			0	0	(3,073,588)
Number of shares outstanding		51,000,000	55,500,000	51,200,000	51,700,000	51,200,000	55,300,000
Issued capital | $		$ 51,000	$ 55,000	$ 51,000	$ 52,000	$ 51,000	$ 55,000
Common Shares, Number Of Votes | Vote					1
Common shares in treasury					11,348,762	11,808,673
Gain (loss) on treasury shares recognized | $					$ 0